Income Taxes - Summary of Deferred Tax Asset Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Income Tax Disclosure [Abstract]
Valuation allowance as of beginning of year	$ 115	$ 770
Increases recorded to income tax provision	23	40
Decreases recorded as a benefit to income tax provision		(695)
Valuation allowance as of end of year	$ 138	$ 115